Investments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Investments [Abstract]
Disclosure of detailed information about investments
At December 31, 2023 and 2022, the Company had the following investments:

		As at December 31,
	2023	2022
Marketable securities	$4,001	$9,966
Warrants	195	4
Private company investments	6,372	4,591
Total Investments	10,568	14,561
Less: current portion	(6,628)	(10,409)
Non-current portion	$3,940	$4,152